T. ROWE PRICE Blue Chip Growth Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.6%
COMMUNICATION SERVICES  15.1%
Entertainment  2.1%
Netflix (1) 1,562,109 1,107,957
Sea, ADR (1) 2,159,212 203,571
1,311,528
Interactive Media & Services  12.0%
Alphabet, Class A  4,719,475 782,725
Alphabet, Class C  22,068,856 3,689,692
Meta Platforms, Class A  5,409,367 3,096,538
7,568,955
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  3,045,578 628,486
628,486
Total Communication Services 9,508,969
CONSUMER DISCRETIONARY  14.5%
Automobiles  2.0%
Tesla (1) 4,728,078 1,237,007
1,237,007
Broadline Retail  7.9%
Amazon.com (1) 26,727,112 4,980,063
4,980,063
Hotels, Restaurants & Leisure  2.1%
Booking Holdings  128,344 540,600
Chipotle Mexican Grill (1) 9,998,647 576,122
DoorDash, Class A (1) 1,515,125 216,254
1,332,976
Specialty Retail  2.3%
Carvana (1) 5,081,063 884,664
Ross Stores  2,023,251 304,519
TJX  2,327,341 273,556
1,462,739
Textiles, Apparel & Luxury Goods  0.2%
Lululemon Athletica (1) 334,303 90,713
NIKE, Class B  370,849 32,783
123,496
Total Consumer Discretionary 9,136,281

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  1.2%
Consumer Staples Distribution & Retail  0.3%
Dollar General  2,197,316 185,827
185,827
Food Products  0.2%
Mondelez International, Class A  1,828,173 134,682
134,682
Household Products  0.7%
Colgate-Palmolive  2,512,426 260,815
Procter & Gamble  1,132,927 196,223
457,038
Total Consumer Staples 777,547
ENERGY  0.2%
Energy Equipment & Services  0.2%
Schlumberger  3,457,868 145,058
Total Energy 145,058
FINANCIALS  8.5%
Capital Markets  1.6%
Charles Schwab  2,815,376 182,465
Goldman Sachs Group  514,371 254,670
Morgan Stanley  2,449,895 255,377
MSCI  91,564 53,375
S&P Global  540,554 279,261
1,025,148
Financial Services  5.4%
Adyen (EUR) (1) 81,434 127,495
Fiserv (1) 792,448 142,363
Mastercard, Class A  2,997,887 1,480,356
Visa, Class A  6,082,890 1,672,491
3,422,705
Insurance  1.5%
Chubb  2,304,979 664,733
Marsh & McLennan  1,272,367 283,852
948,585
Total Financials 5,396,438
HEALTH CARE  10.3%
Health Care Equipment & Supplies  2.2%
Intuitive Surgical (1) 2,063,213 1,013,595

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  949,052 342,854
1,356,449
Health Care Providers & Services  2.4%
Elevance Health  431,187 224,217
Humana  642,061 203,367
UnitedHealth Group  1,792,425 1,047,995
1,475,579
Life Sciences Tools & Services  1.6%
Danaher  1,886,275 524,422
Thermo Fisher Scientific  808,455 500,086
1,024,508
Pharmaceuticals  4.1%
AstraZeneca, ADR  1,697,232 132,231
Eli Lilly  2,508,504 2,222,384
Zoetis  1,165,375 227,691
2,582,306
Total Health Care 6,438,842
INDUSTRIALS & BUSINESS SERVICES  2.5%
Aerospace & Defense  1.1%
General Electric  2,495,786 470,656
TransDigm Group  138,572 197,760
668,416
Commercial Services & Supplies  0.3%
Cintas  734,199 151,157
Veralto  432,879 48,422
199,579
Electrical Equipment  0.2%
GE Vernova (1) 536,085 136,691
136,691
Ground Transportation  0.3%
Old Dominion Freight Line  978,223 194,314
194,314
Industrial Conglomerates  0.6%
Roper Technologies  660,795 367,693
367,693
Total Industrials & Business Services 1,566,693

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  43.5%
Electronic Equipment, Instruments & Components  0.4%
TE Connectivity  1,702,115 257,002
257,002
IT Services  1.0%
MongoDB (1) 680,359 183,935
Shopify, Class A (1) 4,726,630 378,792
Snowflake, Class A (1) 534,331 61,373
624,100
Semiconductors & Semiconductor Equipment  15.2%
Advanced Micro Devices (1) 2,212,945 363,100
ASML Holding  730,394 608,601
Broadcom  1,611,920 278,056
Lam Research  139,644 113,961
Monolithic Power Systems  444,940 411,347
NVIDIA  61,103,692 7,420,432
Taiwan Semiconductor Manufacturing, ADR  1,553,850 269,857
Texas Instruments  481,673 99,499
9,564,853
Software  17.5%
Atlassian, Class A (1) 769,838 122,258
BILL Holdings (1) 1,255,906 66,262
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $99,124 (1)
(2)(3) 58,155 64,604
Confluent, Class A (1) 1,896,179 38,644
Crowdstrike Holdings, Class A (1) 502,498 140,936
Datadog, Class A (1) 812,707 93,510
Fortinet (1) 503,029 39,010
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(2)(3) 1,131,497 21,035
Intuit  841,339 522,471
Microsoft  18,644,486 8,022,722
ServiceNow (1) 1,485,927 1,328,998
Synopsys (1) 1,108,580 561,374
11,021,824
Technology Hardware, Storage & Peripherals  9.4%
Apple  25,438,206 5,927,102
5,927,102
Total Information Technology 27,394,881
MATERIALS  0.9%
Chemicals  0.9%
Linde  553,388 263,889

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  718,668 274,294
Total Materials 538,183
UTILITIES  0.9%
Electric Utilities  0.9%
Constellation Energy  2,097,175 545,307
Total Utilities 545,307
Total Common Stocks (Cost $15,252,523) 61,448,199
CONVERTIBLE PREFERRED STOCKS  0.3%
INFORMATION TECHNOLOGY  0.3%
Software  0.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(2)(3) 3,669 4,076
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(2)(3) 410 455
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(2)(3) 45 50
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(2)(3) 8 9
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(2)(3) 525,810 45,940
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $93,418 (1)(2)(3) 1,271,268 111,071
Databricks, Series I, Acquisition Date: 9/14/23, Cost $10,421 (1)
(2)(3) 141,790 12,388
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,366 (1)(2)
(3) 1,525,418 28,358
Total Information Technology 202,347
Total Convertible Preferred Stocks (Cost $188,336) 202,347
CORPORATE BONDS  0.3%
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (4)(5) 37,308,906 38,988
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (4)(5) 56,470,754 61,482
Carvana, 14.00%, 6/1/31, (14.00% PIK) (4)(5) 67,426,061 79,226
Total Corporate Bonds (Cost $143,747) 179,696
EQUITY MUTUAL FUNDS  1.5%
Total Miscellaneous Equity Mutual Funds  1.5% (6) 945,000
Total Equity Mutual Funds (Cost $943,636) 945,000

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 255,118,910 255,119
Total Short-Term Investments (Cost $255,119) 255,119
Total Investments in Securities  100.1%
(Cost $16,783,361) $ 63,030,361
Other Assets Less Liabilities (0.1)% (34,710)
Net Assets 100.0% $ 62,995,651
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $287,986 and represents 0.5% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $179,696 and represents 0.3% of net assets.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 10,108++
Totals $ —# $ — $ 10,108+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 740,732  ¤  ¤ $ 255,119
Total $ 255,119^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10,108 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $255,119.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Blue Chip Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Blue Chip Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F93-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 61,235,065 $ 127,495 $ 85,639 $ 61,448,199
Convertible Preferred Stocks — — 202,347 202,347
Corporate Bonds — 179,696 — 179,696
Equity Mutual Funds 945,000 — — 945,000
Short-Term Investments 255,119 — — 255,119
Total $ 62,435,184 $ 307,191 $ 287,986 $ 63,030,361